Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 10,638
2015	12,444
2016	12,562
2017	12,324
2018	13,799
2019 - 2023	81,758
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
2014	8,241
2015	8,419
2016	8,608
2017	9,030
2018	9,560
2019 - 2023	¥ 55,966